Consolidated Statement of Changes in Equity (unaudited) - USD ($) $ in Millions		Total	Total	Share capital	Other reserves	Fair value adjustments on equity investments	Actuarial gains from defined benefit plans	Cumulative currency translation effects	Total value adjustments [1]	Non-controlling interests
Beginning balance at Dec. 31, 2024		$ 21,553	$ 21,553	$ 20	$ 21,688	$ (65)	$ 51	$ (141)	$ (155)	$ 0
Net income		526	526		526
Other comprehensive income/(loss)		262	262			63	5	194	262
Total comprehensive (loss)/income		788	788		526	63	5	194	262
Dividends		(168)	(168)		(168)
Acquisition of treasury shares		(121)	(121)		(121)
Equity-based compensation		40	40		40
Initial recognition of non-controlling interests		27	0							27
Changes in non-controlling interests		(11)	0							(11)
Other movements	[2]	22	22		24	(2)			(2)
Total other movements		(211)	(227)		(225)	(2)			(2)	16
Ending balance at Jun. 30, 2025		22,130	22,114	20	21,989	(4)	56	53	105	16
Beginning balance at Dec. 31, 2025		22,035	22,034	20	21,970	(48)	57	35	44	1
Net income		189	189		189
Other comprehensive income/(loss)		(136)	(136)			(98)	5	(43)	(136)
Total comprehensive (loss)/income		53	53		189	(98)	5	(43)	(136)
Dividends		(173)	(173)		(173)
Acquisition of treasury shares		(364)	(364)		(364)
Equity-based compensation		42	42		42
Other movements	[2]	3	3		3				0
Total other movements		(492)	(492)		(492)	0			0	0
Ending balance at Jun. 30, 2026		$ 21,596	$ 21,595	$ 20	$ 21,667	$ (146)	$ 62	$ (8)	$ (92)	$ 1

[1]	"Total value adjustments" are presented net of the corresponding tax effects.
[2]	Activity includes hyperinflationary accounting. For the six months ended June 30, 2025, Other reserves also includes the reversal of previously-recognized deferred tax and a reclassification related to the settlement of an equity investment.